Segmented Information	12 Months Ended
Dec. 31, 2020
Disclosure of geographical areas [abstract]
Segmented Information

15. SEGMENTED INFORMATION

The Company operates in one reportable operating segment being that of the acquisition, exploration and development of mineral properties in two geographic segments being Canada and Greenland (note 7). The Company’s geographic segments are as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	December 31, 2020	December 31, 2019
Equipment
Canada	6	9
Greenland	15	19
Total	21	28

	December 31, 2020	December 31, 2019
Exploration and evaluation assets
Canada	2,538	2,483
Greenland	36,565	36,150
Total	39,103	38,633